Annual Total Returns- Vanguard Extended Duration Treasury Index Fund (Institutional) [BarChart] - Institutional - Vanguard Extended Duration Treasury Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.28%	55.79%	3.25%	(20.89%)	45.66%	(4.43%)	1.53%	13.52%	(3.49%)	19.16%